Third Quarter Report
May 31, 2023 (Unaudited)
Multisector Bond SMA Completion Portfolio
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Multisector Bond SMA Completion Portfolio, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Residential Mortgage-Backed Securities - Agency 89.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(a)
06/13/2053	3.500%	400,000	367,485
06/13/2053	4.000%	750,000	708,516
06/13/2053	4.500%	500,000	484,287
06/13/2053	5.000%	500,000	492,529
Total Residential Mortgage-Backed Securities - Agency (Cost $2,089,570)			2,052,817

Treasury Bills 42.7%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 42.7%
U.S. Treasury Bills
10/05/2023	5.340%	1,000,000	981,771
Total Treasury Bills (Cost $984,687)			981,771
Money Market Funds 48.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(b),(c)	1,105,959	1,105,406
Total Money Market Funds (Cost $1,105,245)		1,105,406
Total Investments in Securities (Cost: $4,179,502)		4,139,994
Other Assets & Liabilities, Net		(1,841,624)
Net Assets		2,298,370
At May 31, 2023, securities and/or cash totaling $271,272 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	3	09/2023	USD	343,406	205	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(2)	09/2023	USD	(411,656)	29	—
U.S. Treasury Ultra Bond	(1)	09/2023	USD	(136,875)	—	(1,901)
Total					29	(1,901)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 39	Morgan Stanley	06/20/2028	1.000	Quarterly	2.466	USD	1,000,000	9,960	—	—	9,960	—
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	4.709	USD	1,500,000	35,791	—	—	35,791	—
Total								45,751	—	—	45,751	—
2	Multisector Bond SMA Completion Portfolio | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multisector Bond SMA Completion Portfolio, May 31, 2023 (Unaudited)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents a security purchased on a when-issued basis.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	2,543,132	2,778,803	(4,216,445)	(84)	1,105,406	226	38,865	1,105,959
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multisector Bond SMA Completion Portfolio | Third Quarter Report 2023	3

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3QT308_08_N01_(07/23)